Statement of Financial Position of the Company (Tables)	12 Months Ended
Dec. 31, 2019
Statement of Financial Position of the Company
Schedule of statement of financial position of the Company

2019
ASSETS
Non-current assets
Investments in subsidiaries	9,304,277
Total non-current assets	9,304,277

Current assets
Amounts due from related parties	7,381,011
Prepayments and other current assets	280
Cash and cash equivalents	6,794
Total current assets	7,388,085

TOTAL ASSETS	16,692,362

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	4,949
Amounts due to related parties	8,219,821
Total current liabilities	8,224,770

Net current liabilities	(836,685)

Total assets less current liabilities and net assets	8,467,592

Net assets	8,467,592

EQUITY
Share capital	91
Capital surplus	8,430,405
Reserves	6,174
Accumulated deficit	30,922
Total equity
8,467,592

Schedule of summary of the Company's reserves

	Capital	Foreign currency	Accumulated
	surplus	translation reserves	deficit	Total
Balance at 19 December 2019	8,419,891	3,619	45,724	8,469,234
Loss for the period	—	—	(14,802)	(14,802)
Other comprehensive income for the period:
Exchange differences related to foreign operations	—	2,555	—	2,555
Total comprehensive income/(loss) for the period	—	2,555	(14,802)	(12,247)
Recognition of share-based compensation expenses	10,514	—	—	10,514
Balance at 31 December 2019	8,430,405	6,174	30,922	8,467,501